Fair Value of Financial Instruments - Significant Unobservable Inputs (Details)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 2,577,558,100	[1],[2]	$ 108,529,200
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,002,343,000		18,744,000
Level 3 | First lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			$ 18,644,000
Level 3 | First lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 807,310,000
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.096		0.123
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.214		0.139
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.123		0.132
Level 3 | First lien senior secured loans | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 50,840,000
Level 3 | Second lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10,535,000
Level 3 | Second lien senior secured loans | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.118
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.118
Level 3 | Senior subordinated loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 38,587,000
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.139
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.192
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.173
Level 3 | Senior subordinated loans | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 15,517,000
Level 3 | Collateralized loan obligations | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	28,781,000
Level 3 | Preferred equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 41,033,000
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.217
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.095
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.325
Level 3 | Other equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 9,740,000		$ 100,000
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.155		0.141
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.070		0.132
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.234		0.150

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.